Derivative Financial Instruments - Additional Information (Detail) - $ / shares	1 Months Ended
	Dec. 31, 2024	Apr. 30, 2024	Jul. 31, 2024	Dec. 31, 2023
ERJZanite Acquisition Corp [Member]
Disclosure of detailed information about financial instruments [line items]
Class of warrant or right exercise price of warrants or rights 1	$ 11.5
Redeemable Public Warrants [Member] | ERJZanite Acquisition Corp [Member]
Disclosure of detailed information about financial instruments [line items]
Class of warrant or right issued during the period	8,203,407			11,499,879
Private Placement Warrants [Member] | ERJZanite Acquisition Corp [Member]
Disclosure of detailed information about financial instruments [line items]
Class of warrant or right issued during the period	14,250,000			14,250,000
Strategic Warrants [member] | ERJZanite Acquisition Corp [Member]
Disclosure of detailed information about financial instruments [line items]
Class of warrant or right issued during the period	32,522,536			37,422,536
Private Warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Class of warrant or right cash redemption price of warrants or rights 1	$ 0.01
Penny Warrants [Member] | Tranche One [Member] | Strategic Warrants [member]
Disclosure of detailed information about financial instruments [line items]
Class of warrant or right issued during the period	20,522,536			20,422,536
Class of warrant or right exercise price of warrants or rights 1	$ 0.01
Market Warrants [Member] | Tranche Two [Member] | Strategic Warrants [member] | ERJZanite Acquisition Corp [Member]
Disclosure of detailed information about financial instruments [line items]
Class of warrant or right issued during the period	12,000,000
Class of warrant or right exercise price of warrants or rights 1	$ 15
Market Warrants [Member] | Tranche Three [Member] | Strategic Warrants [member] | ERJZanite Acquisition Corp [Member]
Disclosure of detailed information about financial instruments [line items]
Class of warrant or right issued during the period				17,000,000
Class of warrant or right exercise price of warrants or rights 1				$ 15
Market Warrants [Member] | Tranche Four [Member] | Strategic Warrants [member] | ERJZanite Acquisition Corp [Member]
Disclosure of detailed information about financial instruments [line items]
Class of warrant or right issued during the period			5,000,000
Class of warrant or right exercise price of warrants or rights 1			$ 11.5
Banco De Santander [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in number of shares issued		3,290,230
Derivatives variable interest rate spread		0.80%
Banco Itau S.A [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in number of shares issued	4,032,300
Derivatives variable interest rate spread	0.70%